9. Notes Payable - Related Parties	12 Months Ended
Dec. 31, 2018
Notes Payable - Related Parties
Notes Payable - Related Parties

Note 9 – Notes Payable – Related Parties

In August 2011, we entered into an unsecured loan from John Power, the Company’s Director, evidenced by a $20,000 promissory note. The promissory note bears interest at 6% per annum and is payable on demand with thirty days’ notice from the lender. During 2014, the Company made payments totaling $5,000 to pay down the principal balance of the note. Effective December 31, 2017, the interest rate on the note increased to 12% per annum. At both December 31, 2018 and 2017, the note balance was $15,000. At December 31, 2018 and 2017, accrued interest totaling $1,800 and $1,576, respectively, is included in Accrued interest – related parties on the accompanying consolidated balance sheets.

In January 2014, we entered into an additional unsecured loan from Mr. Power, evidenced by a $50,000 promissory note. The promissory note bears interest at 6.75% per annum and is payable on demand with thirty days’ notice from the lender. Effective December 31, 2017, the interest rate on the note increased to 12% per annum. At December 31, 2018 and 2017, accrued interest totaling $6,000 and $6,249, respectively, is included in Accrued interest – related parties on the accompanying consolidated balance sheets. At both December 31, 2018 and December 31, 2017, the note balance was $50,000.

On May 31, 2017 we entered into three short-term notes with Mr. Gibbs, Dr. Carson and Mr. Power in the principal amounts of $100,000, $25,000 and $25,000, respectively. The notes bear interest at 6% and matured on November 15, 2017. A total of $3,760 and $4,512 of interest is accrued on these notes as of December 31, 2018 and December 31, 2017, respectively. The note balances were subsequently rolled into the Series 2017 Notes.

On June 30, 2017 we entered into an additional secured loan for advances from Mr. Power and evidenced by a $125,000 promissory note. The promissory note bears interest at 6% per annum and matured on December 31, 2017 and is currently in default. Effective December 31, 2017, the interest rate on the note increased to 12% per annum. The note is collateralized by our investment in Rio Silver shares and warrants. At both December 31, 2018 and December 31, 2017, the note balance was $125,000. A total of $15,000 and $3,781 of interest is accrued on these notes as of December 31, 2018 and December 31, 2017, respectively and is included in Accrued interest – related parties on the accompanying consolidated balance sheets.

On November 30, 2017 we entered into a series of secured promissory notes (“Series 2017 Notes”) with both related and unrelated parties in the aggregate amount of $1,155,000, including financing fees of $105,000 recorded as a discount to the notes.

Net proceeds on the issuance after reducing for the transfers previously listed total $900,000. The notes are secured by a stock pledge agreement covering 100% of the outstanding common stock of Magellan Acquisition Corporation, bear interest at 10% and mature on December 31, 2018.

The portion of the Series 2017 Notes from related parties totaled $1,045,000, including financing fees of $95,000 recorded as discount to the notes. Mr. Gibbs, Dr. Carson, and Mr. Power transferred $100,000, $25,000, and $25,000, respectively, from the May 31, 2017 short term related party notes into the Series 2017 Notes. As of December 31, 2018 the balance on the Series 2017 Notes from related parties, net of unamortized discount of $0, is $1,045,000 with accrued interest of $113,375. As of December 31, 2017, the balance on the Series 2017 Notes from related parties, net of unamortized discount of $87,563, is $957,437 with accrued interest of $8,875. During the year ended December 31, 2018 $87,563 of debt discount related to the above notes was fully amortized to interest expense.

On March 12, 2019, the Company extended the Series 2017 Notes to December 31, 2019 in exchange for an increase of the principal balance of $57,918.

During the quarter ended December 31, 2018, Mr. Gibbs participated in the Series 2018A 10% Unsecured Convertible Note for $150,000. See below for further disclosure.

Bridge Note Offering

In October 2018 the Company sold $160,700 of Series 2018 36% Unsecured Promissory Notes (“Notes”) (“Bridge Note Offering”) to Mr. Gibbs and Mr. Power. The purchase price of the Note is equal to the principal amount of the Note. The Maturity Date of the Notes is December 31, 2018. During the year ended December 31, 2018, $10,700 was repaid to Mr. Power leaving a balance of $0. As of December 31, 2018, the portion funded by Mr. Gibbs of $150,000 remained outstanding. On January 18, 2019, the Note was extended until March 31, 2019 after which it was in default.